Restricted cash and cash and bank balances	12 Months Ended
Dec. 31, 2023
Restricted cash and cash and bank balances
Restricted cash and cash and bank balances

19Restricted cash and cash and bank balances

	2022	2023
	RMB’000	RMB’000
Restricted cash	1,547	—

	2022	2023
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	12,138	62,320
Cash on hand	23	16
Total	12,161	62,336

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2022	2023
	RMB’000	RMB’000
Cash and cash equivalents	12,161	62,336

The carrying amounts of the Group’s restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2022	2023
	RMB’000	RMB’000
RMB	10,857	62,278
US dollars	96	47
Hong Kong dollars	5	11
Singapore dollars	2,750	—
	13,708	62,336

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.